UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2013


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Prospector Funds, Inc.(1)

Address:  370 Church Street
          Guilford, CT 06437


13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John D. Gillespie
Title:  Managing Member
Phone:  (203) 458-1500


Signature, Place and Date of Signing:


/s/ John D. Gillespie              Guilford, CT                May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]


--------------
(1) Prospector Funds, Inc. is managed by Prospector Partners Asset Management, LLC. Prospector Partners Asset Management, LLC is controlled by Prospector Partners, LLC.

Report Type: (Check only one):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





List of Other Managers Reporting for this Manager:


028-04685                Prospector Partners, LLC








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